Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period	$ 74
Financial derivative instrument – Additions of the period
Financial derivative instrument – Fair value as at period end	394
Gain from financial derivative instrument	$ 320